Royce ISI Prospectus | Royce Micro-Cap Opportunity Fund
Royce Micro-Cap Opportunity Fund
Investment Goal
Royce Micro-Cap Opportunity Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Royce ISI Prospectus - Royce Micro-Cap Opportunity Fund	Investment Class	Service Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce ISI Prospectus - Royce Micro-Cap Opportunity Fund		Investment Class	Service Class
Management fees		1.00%	1.00%
Distribution (12b-1) fees		none	0.25%
Dividends and interest on securities sold short		0.01%	0.02%
Other		0.38%	1.95%
Total annual Fund operating expenses		1.39%	3.22%
Fee waivers and/or expense reimbursements	[1]	(0.14%)	(1.71%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		1.25%	1.51%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes' net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.24% and 1.49%, respectively, through April 30, 2017 and at or below 1.99% through April 30, 2026 for the Service Class.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce ISI Prospectus - Royce Micro-Cap Opportunity Fund - USD ($)	Investment Class	Service Class
1 Year	$ 127	$ 154
3 Years	426	582
5 Years	747	1,037
10 Years	$ 1,656	$ 2,298

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in a limited number (generally less than 100) of equity securities of micro-cap companies with stock market capitalizations up to $1 billion in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values, or undervalued growth companies.

Normally, the Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $1 billion. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio. The Fund may engage in active and frequent trading of its portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Micro-Cap Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The prices of micro-cap securities are generally more volatile than those of larger-cap securities. In addition, because micro-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

The Fund’s opportunistic approach may not be successful and could result in portfolio losses. In addition, the Fund’s high portfolio turnover rate may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception (Investment Class used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Service Class commenced operations on March 21, 2014. Performance information prior to this date is for the Investment Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities (the Service Class has higher expenses than the Investment Class). If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Calendar Year Total Returns Investment Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 18.10% (quarter ended 3/31/12) and the lowest return for a calendar quarter was -26.25% (quarter ended 9/30/11).
Annualized Total Returns As of 12/31/15 (%)
The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Average Annual Returns - Royce ISI Prospectus - Royce Micro-Cap Opportunity Fund	1 Year	5 Years	Since Inception	Inception Date
Investment Class	(15.98%)	5.27%	10.21%	Aug. 31, 2010
Service Class	(16.24%)	5.20%	10.13%	Aug. 31, 2010
After Taxes on Distributions | Investment Class	(15.98%)	4.05%	9.01%
After Taxes on Distributions and Sales | Investment Class	(9.04%)	3.74%	7.76%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	(4.41%)	9.19%	14.18%	Aug. 31, 2010
Russell Microcap Index (Reflects no deductions for fees, expenses, or taxes)	(5.16%)	9.23%	14.70%	Aug. 31, 2010